STOCKHOLDERS DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCKHOLDERS DEFICIT
Schedule of conversion of Series C Preferred stock
	March 31, 2023*	December 31, 2022**
Estimated number of shares issuable for conversion at $ 162.50 per share at March 31, 2023 and December 31, 2022 respectively	14,646	16,615
Estimated number of common shares required to satisfy Conversion Premium using VWAP at period end	5,950,730	3,758,845
	5,965,376	3,775,460

	December 31, 2022*	December 31, 2021**
Estimated number of shares issuable for conversion at $ 162.50 and $3.25 per share at December 31, 2022 and 2021 respectively	16,615	239,138
Estimated number of common shares required to satisfy Conversion Premium using VWAP at period end	3,758,845	3,003,354
	3,775,460	3,242,493

Schedule of outstanding warrants
Warrants		Exercise	Expiration	lntrinsic Value at
Outstanding		Price ($)	Date	March 31, 2023

1	(1)	$609,375.00	May 24, 2023	$-
1,000,000	(2)	$100.00	December 30, 2026	$-
1,000,000	(2)	$200.00	December 30, 2026	$-
500,000	(3)	$500.00	December 31, 2026	$-
500,000	(3)	$1,000.00	December 31, 2026	$-
3,000,001				$-

Warrants		Exercise	Expiration	lntrinsic Value at
Outstanding		Price ($)	Date	December 31, 2022

1	(1)	$609,375.00	May 24, 2023	$-
1,000,000	(2)	$100.00	December 30, 2026	$-
1,000,000	(2)	$200.00	December 30, 2026	$-
500,000	(3)	$500.00	December 31, 2026	$-
500,000	(3)	$1,000.00	December 31, 2026	$-
3,000,001				$-